Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net Income	$ 29,847	$ 13,333	$ 13,687
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	24,387	25,847	22,016
Undistributed earnings from investments in equity affiliates	174	(37)	(49)
Provision for uncollectible accounts	1,642	1,474	1,416
Deferred income tax (benefit) expense	(15,940)	2,947	4,117
Net (gain) loss from sale of investments, net of impairments	(282)	(169)	91
Actuarial loss (gain) on pension and postretirement benefits	1,258	1,024	(2,152)
Asset abandonments and impairments	2,914	361	35
Changes in operating assets and liabilities:
Accounts receivable	(986)	(1,003)	30
Other current assets	(777)	1,708	(1,182)
Accounts payable and accrued liabilities	816	118	1,354
Equipment installment receivables and related sales	(263)	(576)	(3,023)
Deferred fulfillment costs	(1,422)	(2,359)	(1,437)
Retirement benefit funding	(1,066)	(910)	(735)
Other - net	(1,151)	(2,414)	1,712
Total adjustments	9,304	26,011	22,193
Net Cash Provided by Operating Activities	39,151	39,344	35,880
Investing Activities
Purchase of property and equipment	(20,647)	(21,516)	(19,218)
Interest during construction	(903)	(892)	(797)
Acquisitions, net of cash acquired	1,123	(2,959)	(30,759)
Disposition	59	646	83
Sales (purchases) of securities, net	(4)	506	1,545
Other	1	0	2
Net Cash Used in Investing Activities	(20,371)	(24,215)	(49,144)
Financing Activities
Issuance of long-term debt	48,793	10,140	33,969
Repayment of long-term debt	(12,339)	(10,823)	(10,042)
Purchase of treasury stock	(463)	(512)	(269)
Issuance of treasury stock	33	146	143
Dividends paid	(12,038)	(11,797)	(10,200)
Other	1,944	(1,616)	(3,819)
Net Cash (Used in) Provided by Financing Activities	25,930	(14,462)	9,782
Net increase (decrease) in cash and cash equivalents	44,710	667	(3,482)
Cash and cash equivalents beginning of year	5,788	5,121	8,603
Cash and Cash Equivalents End of Year	$ 50,498	$ 5,788	$ 5,121